Subsequent Event - Additional Information (Detail) $ in Millions		1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 07, 2019 shares	Feb. 28, 2019 USD ($) Site	Mar. 27, 2019 shares	Dec. 31, 2017 shares	Dec. 31, 2018 shares	Mar. 31, 2019
Subsequent Event [Line Items]
Number of shares with lock-up period expired				7,605,315	5,585,927
Class C Units
Subsequent Event [Line Items]
Number of shares with lock-up period expired				22,004,964	8,697,835
Subsequent Event | Class C Units
Subsequent Event [Line Items]
Number of shares with lock-up period expired	8,677,753
Units redeemed for common shares during period			78,462
Subsequent Event | Nueva Tel
Subsequent Event [Line Items]
Sales lease back agreement, lease term						10 years
Sales lease back agreement, renewal period						5 years
Subsequent Event | Nueva Tel | Bolivian Subsidiary Of Phoenix Tower International
Subsequent Event [Line Items]
Number of tower to be sold | Site		600
Expected proceeds from sale of tower | $		$ 100
Number of tower sold | Site		400
Proceeds from sale of tower | $		$ 65
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Number of shares with lock-up period expired	5,748,383